Operating Leases (Details) - Schedule of maturity of operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2023	$ 209
2024	202
Total	30
Less: imputed interest	(22)
Present value of lease liabilities	$ 419